GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Guarantor and Nonguarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION
GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION
The 2013 and 2012 Senior Notes are unconditionally guaranteed, jointly and severally, by certain domestic subsidiaries which are 100% owned by the Company. The following tables present condensed consolidating financial information at December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014 for: IAC, on a stand-alone basis; the combined guarantor subsidiaries of IAC; the combined non-guarantor subsidiaries of IAC; and IAC on a consolidated basis.
Balance sheet at December 31, 2016:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$552,699	$—	$776,488	$—	$1,329,187
Marketable securities	89,342	—	—	—	89,342
Accounts receivable, net	—	90,807	129,331	—	220,138
Other current assets	71,152	30,515	102,401	—	204,068
Intercompany receivables	—	735,108	1,047,757	(1,782,865)	—
Property and equipment, net	4,350	178,806	123,092	—	306,248
Goodwill	—	521,740	1,402,312	—	1,924,052
Intangible assets, net	—	83,179	272,272	—	355,451
Investment in subsidiaries	3,659,570	557,802	—	(4,217,372)	—
Other non-current assets	52,228	111,037	169,595	(115,473)	217,387
Total assets	$4,429,341	$2,308,994	$4,023,248	$(6,115,710)	$4,645,873

Current portion of long-term debt	$20,000	$—	$—	$—	$20,000
Accounts payable, trade	2,697	38,283	21,883	—	62,863
Other current liabilities	42,159	120,279	468,087	—	630,525
Long-term debt, net of current portion	405,991	—	1,176,493	—	1,582,484
Income taxes payable	—	3,470	30,274	(216)	33,528
Intercompany liabilities	1,782,865	—	—	(1,782,865)	—
Other long-term liabilities	306,407	22,714	59,112	(115,257)	272,976
Redeemable noncontrolling interests	—	—	32,827	—	32,827
IAC shareholders' equity	1,869,222	2,124,248	2,093,124	(4,217,372)	1,869,222
Noncontrolling interests	—	—	141,448	—	141,448
Total liabilities and shareholders' equity	$4,429,341	$2,308,994	$4,023,248	$(6,115,710)	$4,645,873
Balance sheet at December 31, 2015:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$1,073,053	$—	$408,394	$—	$1,481,447
Marketable securities	27,578	—	11,622	—	39,200
Accounts receivable, net	33	115,280	134,764	—	250,077
Other current assets	30,813	46,128	97,345	—	174,286
Intercompany receivables	—	637,324	963,146	(1,600,470)	—
Property and equipment, net	4,432	198,890	99,495	—	302,817
Goodwill	—	776,569	1,468,795	—	2,245,364
Intangible assets, net	—	135,817	305,011	—	440,828
Investment in subsidiaries	3,128,765	466,601	—	(3,595,366)	—
Other non-current assets	84,368	11,258	174,038	(14,992)	254,672
Total assets	$4,349,042	$2,387,867	$3,662,610	$(5,210,828)	$5,188,691

Current portion of long-term debt	$—	$—	$40,000	$—	$40,000
Accounts payable, trade	4,711	42,104	40,068	—	86,883
Other current liabilities	62,833	140,077	438,753	—	641,663
Long-term debt, net of current portion	550,083	—	1,176,871	—	1,726,954
Income taxes payable	152	3,435	30,105	—	33,692
Intercompany liabilities	1,600,470	—	—	(1,600,470)	—
Other long-term liabilities	326,267	18,160	83,848	(14,992)	413,283
Redeemable noncontrolling interests	—	—	30,391	—	30,391
IAC shareholders' equity	1,804,526	2,184,091	1,411,275	(3,595,366)	1,804,526
Noncontrolling interests	—	—	411,299	—	411,299
Total liabilities and shareholders' equity	$4,349,042	$2,387,867	$3,662,610	$(5,210,828)	$5,188,691
Statement of operations for the year ended December 31, 2016:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$1,381,525	$1,771,568	$(13,211)	$3,139,882
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	859	302,293	452,990	(412)	755,730
Selling and marketing expense	2,353	692,953	564,720	(12,929)	1,247,097
General and administrative expense	89,583	158,781	281,952	130	530,446
Product development expense	4,807	83,585	124,373	—	212,765
Depreciation	1,610	31,366	38,700	—	71,676
Amortization of intangibles	—	41,157	38,269	—	79,426
Goodwill impairment	—	253,245	22,122	—	275,367
Total operating costs and expenses	99,212	1,563,380	1,523,126	(13,211)	3,172,507
Operating (loss) income	(99,212)	(181,855)	248,442	—	(32,625)
Equity in earnings (losses) of unconsolidated affiliates	49,536	(23,573)	—	(25,963)	—
Interest expense	(26,876)	—	(82,234)	—	(109,110)
Other (expense) income, net	(2,059)	10,040	52,480	—	60,461
(Loss) earnings from continuing operations before income taxes	(78,611)	(195,388)	218,688	(25,963)	(81,274)
Income tax benefit (provision)	37,142	60,504	(32,712)	—	64,934
(Loss) earnings from continuing operations	(41,469)	(134,884)	185,976	(25,963)	(16,340)
Earnings from discontinued operations, net of tax	189	—	9	(9)	189
Net (loss) earnings	(41,280)	(134,884)	185,985	(25,972)	(16,151)
Net earnings attributable to noncontrolling interests	—	—	(25,129)	—	(25,129)
Net (loss) earnings attributable to IAC shareholders	$(41,280)	$(134,884)	$160,856	$(25,972)	$(41,280)
Comprehensive (loss) income attributable to IAC shareholders	$(76,431)	$(115,899)	$114,376	$1,523	$(76,431)

Statement of operations for the year ended December 31, 2015:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$1,635,345	$1,605,597	$(10,009)	$3,230,933
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	720	334,931	443,700	(1,190)	778,161
Selling and marketing expense	3,210	823,722	530,221	(8,860)	1,348,293
General and administrative expense	93,090	151,282	267,642	41	512,055
Product development expense	4,311	86,945	105,367	—	196,623
Depreciation	1,918	27,276	33,011	—	62,205
Amortization of intangibles	—	102,622	37,330	—	139,952
Goodwill impairment	—	14,056	—	—	14,056
Total operating costs and expenses	103,249	1,540,834	1,417,271	(10,009)	3,051,345
Operating (loss) income	(103,249)	94,511	188,326	—	179,588
Equity in earnings of unconsolidated affiliates	215,092	18,137	—	(233,229)	—
Interest expense	(49,405)	(6,130)	(18,101)	—	(73,636)
Other (expense) income, net	(3,201)	27,903	12,219	—	36,921
Earnings from continuing operations before income taxes	59,237	134,421	182,444	(233,229)	142,873
Income tax benefit (provision)	60,218	(47,280)	(42,454)	—	(29,516)
Earnings from continuing operations	119,455	87,141	139,990	(233,229)	113,357
Earnings (loss) from discontinued operations, net of tax	17	—	(12)	12	17
Net earnings	119,472	87,141	139,978	(233,217)	113,374
Net loss attributable to noncontrolling interests	—	—	6,098	—	6,098
Net earnings attributable to IAC shareholders	$119,472	$87,141	$146,076	$(233,217)	$119,472
Comprehensive income attributable to IAC shareholders	$55,069	$83,664	$80,248	$(163,912)	$55,069
Statement of operations for the year ended December 31, 2014:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$1,637,345	$1,484,041	$(11,839)	$3,109,547
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	998	414,255	447,704	(2,753)	860,204
Selling and marketing expense	2,138	698,689	457,081	(8,303)	1,149,605
General and administrative expense	105,221	123,596	204,507	45	433,369
Product development expense	6,496	77,492	85,400	(828)	168,560
Depreciation	1,426	25,670	34,060	—	61,156
Amortization of intangibles	—	31,863	26,063	—	57,926
Total operating costs and expenses	116,279	1,371,565	1,254,815	(11,839)	2,730,820
Operating (loss) income	(116,279)	265,780	229,226	—	378,727
Equity in earnings of unconsolidated affiliates	257,714	3,369	—	(261,083)	—
Interest expense	(51,988)	(4,187)	(139)	—	(56,314)
Other (expense) income, net	(1,444)	6,381	(57,421)	—	(52,484)
Earnings from continuing operations before income taxes	88,003	271,343	171,666	(261,083)	269,929
Income tax benefit (provision)	152,197	(104,606)	(82,963)	—	(35,372)
Earnings from continuing operations	240,200	166,737	88,703	(261,083)	234,557
Earnings from discontinued operations, net of tax	174,673	—	570	(570)	174,673
Net earnings	414,873	166,737	89,273	(261,653)	409,230
Net loss attributable to noncontrolling interests	—	—	5,643	—	5,643
Net earnings attributable to IAC shareholders	$414,873	$166,737	$94,916	$(261,653)	$414,873
Comprehensive income attributable to IAC shareholders	$340,219	$158,538	$23,409	$(181,947)	$340,219
Statement of cash flows for the year ended December 31, 2016:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(62,686)	$203,563	$203,264	$—	$344,141
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	—	(18,403)	—	(18,403)
Capital expenditures	(479)	(19,317)	(58,243)	—	(78,039)
Investments in time deposits	—	—	(87,500)	—	(87,500)
Proceeds from maturities of time deposits	—	—	87,500	—	87,500
Proceeds from maturities and sales of marketable debt securities	252,369	—	—	—	252,369
Purchases of marketable debt securities	(313,943)	—	—	—	(313,943)
Purchases of investments	—	—	(12,565)	—	(12,565)
Net proceeds from the sale of businesses and investments	73,843	1,779	96,606	—	172,228
Intercompany	(215,711)	—	—	215,711	—
Other, net	126	643	10,446	—	11,215
Net cash (used in) provided by investing activities attributable to continuing operations	(203,795)	(16,895)	17,841	215,711	12,862
Cash flows from financing activities attributable to continuing operations:
Principal payments on Match Group Term Loan	—	—	(450,000)	—	(450,000)
Proceeds from Match Group 2016 Senior Notes offering	—	—	400,000	—	400,000
Principal payments on IAC debt, including redemptions and repurchases of Senior Notes	(126,409)	—	—	—	(126,409)
Debt issuance costs	—	—	(7,811)	—	(7,811)
Purchase of treasury stock	(308,948)	—	—	—	(308,948)
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	(895)	—	—	—	(895)
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	—	—	9,548	—	9,548
Purchase of noncontrolling interests	(1,400)	—	(1,340)	—	(2,740)
Acquisition-related contingent consideration payments	—	(351)	(1,829)	—	(2,180)
Funds held in escrow for MyHammer tender offer	—	—	(10,548)	—	(10,548)
Intercompany	184,233	(184,233)	215,711	(215,711)	—
Other, net	(454)	(2,084)	(308)	—	(2,846)
Net cash (used in) provided by financing activities attributable to continuing operations	(253,873)	(186,668)	153,423	(215,711)	(502,829)
Total cash (used in) provided by continuing operations	(520,354)	—	374,528	—	(145,826)
Effect of exchange rate changes on cash and cash equivalents	—	—	(6,434)	—	(6,434)
Net (decrease) increase in cash and cash equivalents	(520,354)	—	368,094	—	(152,260)
Cash and cash equivalents at beginning of period	1,073,053	—	408,394	—	1,481,447
Cash and cash equivalents at end of period	$552,699	$—	$776,488	$—	$1,329,187
Statement of cash flows for the year ended December 31, 2015:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(121,193)	$258,582	$268,434	$405,823
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(6,078)	(611,324)	(617,402)
Capital expenditures	(1,332)	(21,905)	(38,812)	(62,049)
Proceeds from maturities and sales of marketable debt securities	218,462	—	—	218,462
Purchases of marketable debt securities	(93,134)	—	—	(93,134)
Purchases of investments	(6,978)	—	(27,492)	(34,470)
Net proceeds from the sale of investments and business	1,277	—	8,136	9,413
Other, net	3,613	385	(7,539)	(3,541)
Net cash provided by (used in) investing activities attributable to continuing operations	121,908	(27,598)	(677,031)	(582,721)
Cash flows from financing activities attributable to continuing operations:
Borrowings under Match Group Term Loan	—	—	788,000	788,000
Principal payment on Liberty Bond	—	(80,000)	—	(80,000)
Debt issuance costs	(1,876)	—	(17,174)	(19,050)
Fees and expenses related to note exchange	—	—	(6,954)	(6,954)
Proceeds from Match Group IPO, net of fees and expenses	—	—	428,789	428,789
Purchase of treasury stock	(200,000)	—	—	(200,000)
Dividends	(113,196)	—	—	(113,196)
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	(38,418)	—	—	(38,418)
Repurchase of stock-based awards	—	—	(23,431)	(23,431)
Purchase of noncontrolling interests	—	—	(32,207)	(32,207)
Acquisition-related contingent consideration payments	—	(240)	(5,510)	(5,750)
Intercompany	683,571	(150,744)	(532,827)	—
Other, net	(19,834)	—	441	(19,393)
Net cash provided by (used in) financing activities attributable to continuing operations	310,247	(230,984)	599,127	678,390
Total cash provided by continuing operations	310,962	—	190,530	501,492
Total cash used in discontinued operations	(140)	—	(12)	(152)
Effect of exchange rate changes on cash and cash equivalents	—	—	(10,298)	(10,298)
Net increase in cash and cash equivalents	310,822	—	180,220	491,042
Cash and cash equivalents at beginning of period	762,231	—	228,174	990,405
Cash and cash equivalents at end of period	$1,073,053	$—	$408,394	$1,481,447
Statement of cash flows for the year ended December 31, 2014:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(80,559)	$329,671	$219,893	$469,005
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(97,463)	(161,928)	(259,391)
Capital expenditures	(1,843)	(26,640)	(28,750)	(57,233)
Proceeds from maturities and sales of marketable debt securities	21,644	—	—	21,644
Purchases of marketable debt securities	(175,826)	—	—	(175,826)
Purchases of investments	(4,800)	(2,087)	(17,447)	(24,334)
Net proceeds from the sale of investments and assets	—	—	58,388	58,388
Other, net	(2,000)	11	(1,053)	(3,042)
Net cash used in investing activities attributable to continuing operations	(162,825)	(126,179)	(150,790)	(439,794)
Cash flows from financing activities attributable to continuing operations:
Debt issuance costs	(383)	—	—	(383)
Dividends	(97,338)	—	—	(97,338)
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	1,609	—	—	1,609
Purchase of noncontrolling interests	—	—	(33,165)	(33,165)
Acquisition-related contingent consideration payments	—	(406)	(7,703)	(8,109)
Intercompany	321,192	(201,802)	(119,390)	—
Other, net	—	(1,310)	12,759	11,449
Net cash provided by (used in) financing activities attributable to continuing operations	225,080	(203,518)	(147,499)	(125,937)
Total cash used in continuing operations	(18,304)	(26)	(78,396)	(96,726)
Total cash used in discontinued operations	(116)	—	(29)	(145)
Effect of exchange rate changes on cash and cash equivalents	—	26	(13,194)	(13,168)
Net decrease in cash and cash equivalents	(18,420)	—	(91,619)	(110,039)
Cash and cash equivalents at beginning of period	780,651	—	319,793	1,100,444
Cash and cash equivalents at end of period	$762,231	$—	$228,174	$990,405